Land Use Rights, Net - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Land Use Rights Net [Abstract]
Amortization expense	¥ 1,260	¥ 636